Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	SFr 142.9	SFr 331.1
Due within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	3.3	16.9
Due 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	60.0	135.8
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commitments for future lease related obligations	SFr 79.6	SFr 178.5